UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2018 (Unaudited)

SHORT-TERM INVESTMENTS - 73.5%	Principal
Foreign Government Obligations - 64.0% (1)(2)	Amount		Value
France Treasury Bills
(0.629%), 10/10/2018	10,000,000	EUR	$11,611,873
(0.634%), 12/05/2018	2,800,000	EUR	3,254,533
(0.610%), 01/16/2019	4,500,000	EUR	5,235,468
(0.637%), 01/30/2019	5,000,000	EUR	5,817,646
(0.609%), 02/27/2019	14,300,000	EUR	16,641,422
Japan Treasury Discount Bills
(0.172%), 10/29/2018	625,000,000	JPY	5,501,331
(0.174%), 11/05/2018	134,050,000	JPY	1,179,955
(0.163%), 03/11/2019	6,304,800,000	JPY	55,523,580
Republic of South Africa Government Bond
9.233%, 02/28/2048	99,829,000	ZAR	6,277,235
United Kingdom Treasury Gilt
0.573%, 03/07/2019	5,600,000	GBP	7,418,069
Total Foreign Government Obligations (Cost $121,867,985)			118,461,112

United States Treasury Bills - 9.5% (2)
1.872%, 10/04/2018	3,250,000	USD	3,249,451
1.939%, 10/18/2018	3,700,000	USD	3,696,396
2.012%, 11/15/2018	1,500,000	USD	1,496,102
2.030%, 12/06/2018	2,500,000	USD	2,490,272
2.045%, 12/13/2018	4,300,000	USD	4,281,537
2.038%, 12/20/2018	2,500,000	USD	2,488,208
Total United States Treasury Bills (Cost $17,704,274)			17,701,966

TOTAL SHORT-TERM INVESTMENTS (Cost $139,572,259)			136,163,078

Investments, at value (Cost $139,572,259) - 73.5%			136,163,078
Other Assets in Excess of Liabilities - 26.5%			48,993,669
TOTAL NET ASSETS - 100.00%			$185,156,747

(1)	Foreign issued security.
(2)	Rate quoted is effective yield of position.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2018 (Unaudited)

PURCHASED OPTIONS AND WARRANTS - 3.6%		Contracts	Notional		Value
Call Options Purchased - 0.2%
10-Year US Treasury Note Dec 18 Futures at $119, October 26, 2018		763	9,062,914,000	USD	$238,437
E-mini S&P 500 Dec 18 Futures at $2,990, October 31, 2018		145	21,162,750	USD	31,900
Gold Dec 18 Futures at $1,210, October 25, 2018 (1)		35	4,186,700	USD	22,050
Gold Dec 18 Futures at $1,240, October 25, 2018 (1)		35	4,186,700	USD	5,950
Gold Dec 18 Futures at $1,250, November 27, 2018 (1)		57	6,818,340	USD	22,800
Gold Dec 18 Futures at $1,275, November 27, 2018 (1)		57	6,818,340	USD	11,970
Gold Dec 18 Futures at $1,300, November 27, 2018 (1)		57	6,818,340	USD	6,840
Total Call Options Purchased (Premiums paid $540,341)					339,947

Put Options Purchased - 0.1%
Deutsche Bank AG at €5, December 21, 2018 (1)		842	787,270	EUR	978
E-mini S&P 500 Dec 18 Futures at $2,845, October 19, 2018		100	14,595,000	USD	45,500
E-mini S&P 500 Dec 18 Futures at $2,860, October 19, 2018		100	14,595,000	USD	53,500
Total Put Options Purchased (Premiums paid $130,362)					99,978

Binary Options Purchased - 0.0%	Counterparty		Notional
EUR Put / GBP Call at 0.80, October 26, 2018 (2)	JPM		685,000	EUR	96
EUR Put / GBP Call at 0.83, October 26, 2018 (2)	JPM		535,000	EUR	1,070
Total Binary Options (Premiums Paid $122,172)					1,166

Warrants - 3.3% (3)	Counterparty	Contracts	Notional
DAX Index Dispersion Warrants
Effective: 08/03/2018, Expiration: 06/21/2019, Strike: 17.69%	Societe Generale	3,530	353,000	EUR	431,654
Euro STOXX 50 Index Dispersion Warrants
Effective: 08/14/2017, Expiration: 12/21/2018, Strike: 17.51%	Societe Generale	4,200	420,000	EUR	514,753
Effective: 09/01/2017, Expiration: 12/21/2018, Strike: 17.60%	Deutsche Bank AG	420,500	420,500	EUR	541,877
Effective: 10/04/2017, Expiration: 12/21/2018, Strike: 17.37%	JPM	7	700,000	EUR	854,227
Effective: 12/13/2017, Expiration: 01/04/2019, Strike: 17.12% (4)	JPM	5	500,000	EUR	586,473
Effective: 01/18/2018, Expiration: 12/28/2018, Strike: 15.99%	Societe Generale	4,870	487,000	EUR	571,538
Effective: 02/02/2018, Expiration: 03/19/2019, Strike: 17.70%	Goldman Sachs	671	671,000	EUR	904,291
Effective: 04/25/2018, Expiration: 06/28/2019, Strike: 16.61%	Morgan Stanley	440	440,000	EUR	540,900
Effective: 06/19/2018, Expiration: 07/05/2019, Strike: 16.81%	JPM	6	600,000	EUR	756,818
The Swiss Market Index Dispersion Warrant
Effective: 03/16/2018, Expiration: 06/21/2019, Strike: 15.64%	Morgan Stanley	500	500,000	CHF	470,909
Total Warrants (Cost $6,038,681)					6,173,440

TOTAL PURCHASED OPTIONS AND WARRANTS (Cost/Premiums Paid $6,831,557)					6,614,531

WRITTEN OPTIONS - (0.0%)		Contracts	Notional
Call Options Written - (0.0%)
E-mini S&P 500 Dec 18 Futures at $3,045, October 31, 2018		(290)	(42,325,500)	USD	$(16,675)
Total Call Options Written (Premiums Received $25,052)					(16,675)

Put Options Written - (0.0%)
E-mini S&P 500 Dec 18 Futures at $2,685, October 19, 2018		(100)	(14,595,000)	USD	(14,000)
E-mini S&P 500 Dec 18 Futures at $2,700, October 19, 2018		(100)	(14,595,000)	USD	(15,000)
Total Put Options Written (Premiums Received $34,686)					(29,000)

TOTAL WRITTEN OPTIONS (Premiums Received $59,738)					$(45,675)

(1)	Position held in subsidiary.
(2)	Binary options only pay if strike met at expiration.
(3)
The payout of the dispersion warrants is calculated on the observed volatility of a weighted basket of component stocks of the respective Index relative to each stock's assigned strike value in excess of the volatility of the respective Index relative to a strike volatility between the effective and expiration dates of the respective warrant.

(4)	This security is illiquid at September 30, 2018, at which time the value of the security is $586,473 or 0.3% of net assets.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2018 (Unaudited)

FORWARD CURRENCY CONTRACTS (1)

Settlement	Currency	Pay	USD Value	Currency	Receive	USD Value	Unrealized
Date	Delivered	Amount	September 30, 2018	Received	Amount	September 30, 2018	Gain/(Loss)
10/2/2018	EUR	640,038	$743,350	USD	743,916	$743,916	$566
10/10/2018	EUR	10,000,000	11,621,594	USD	12,537,040	12,537,040	915,446
10/29/2018	JPY	625,000,000	5,513,519	USD	5,665,681	5,665,681	152,162
11/5/2018	JPY	134,050,000	1,183,159	USD	1,210,678	1,210,678	27,519
12/5/2018	EUR	2,800,000	3,269,495	USD	3,325,274	3,325,274	55,779
12/19/2018	BRL	2,901,202	713,524	USD	694,075	694,075	(19,449)
12/19/2018	CAD	5,530,136	4,289,358	USD	4,243,000	4,243,000	(46,358)
12/19/2018	CHF	500,000	513,673	USD	520,530	520,530	6,857
12/19/2018	CLP	437,063,068	665,016	USD	635,308	635,308	(29,708)
12/19/2018	EUR	18,346,417	21,454,193	GBP	16,397,199	21,460,495	6,302
12/19/2018	EUR	5,438,000	6,359,165	JPY	717,248,600	6,356,853	(2,312)
12/19/2018	EUR	8,827,183	10,322,456	USD	10,372,795	10,372,795	50,339
12/19/2018	GBP	272,168	356,210	USD	357,810	357,810	1,600
12/19/2018	HUF	551,144,220	1,993,108	USD	1,983,225	1,983,225	(9,883)
12/19/2018	IDR	15,026,931,292	997,581	USD	976,693	976,693	(20,888)
12/19/2018	INR	64,541,631	881,199	USD	881,008	881,008	(191)
12/19/2018	KRW	6,231,445,797	5,629,604	USD	5,573,106	5,573,106	(56,498)
12/19/2018	MXN	177,937,435	9,385,777	USD	9,114,167	9,114,167	(271,610)
12/19/2018	NOK	5,492,513	677,346	USD	657,215	657,215	(20,131)
12/19/2018	PHP	18,566,330	341,691	USD	340,000	340,000	(1,691)
12/19/2018	RUB	28,260,704	427,614	USD	408,152	408,152	(19,462)
12/19/2018	SEK	49,629,099	5,626,211	USD	5,564,968	5,564,968	(61,243)
12/19/2018	SGD	9,304,911	6,819,026	USD	6,779,967	6,779,967	(39,059)
12/19/2018	TWD	359,179,001	11,833,965	USD	11,750,441	11,750,441	(83,524)
12/19/2018	USD	10,499,676	10,499,676	AUD	14,545,557	10,521,173	21,497
12/19/2018	USD	2,182,000	2,182,000	BRL	8,757,715	2,153,881	(28,119)
12/19/2018	USD	120,000	120,000	CLP	79,807,200	121,431	1,431
12/19/2018	USD	748,483	748,483	EUR	640,038	748,457	(26)
12/19/2018	USD	10,600,184	10,600,184	GBP	8,063,000	10,552,776	(47,408)
12/19/2018	USD	50,000	50,000	HUF	13,802,912	49,916	(84)
12/19/2018	USD	10,509,793	10,509,793	IDR	160,754,255,500	10,671,868	162,075
12/19/2018	USD	120,000	120,000	INR	8,813,360	120,330	330
12/19/2018	USD	4,248,000	4,248,000	JPY	478,961,788	4,244,957	(3,043)
12/19/2018	USD	10,000	10,000	KRW	11,088,460	10,018	18
12/19/2018	USD	7,105,708	7,105,708	MXN	137,535,935	7,254,694	148,986
12/19/2018	USD	590,000	590,000	NOK	4,800,680	592,028	2,028
12/19/2018	USD	264,385	264,385	PHP	14,456,592	266,056	1,671
12/19/2018	USD	359,633	359,633	PLN	1,324,847	360,138	505
12/19/2018	USD	30,000	30,000	RUB	1,994,130	30,173	173
12/19/2018	USD	3,552,719	3,552,719	SEK	31,987,857	3,626,308	73,589
12/19/2018	USD	4,567,224	4,567,224	SGD	6,229,857	4,565,498	(1,726)
12/19/2018	USD	20,000	20,000	TWD	606,580	19,985	(15)
12/19/2018	USD	317,528	317,528	ZAR	4,696,028	328,412	10,884
12/19/2018	ZAR	4,555,230	318,566	GBP	226,035	295,832	(22,734)
12/19/2018	ZAR	101,828,535	7,121,282	USD	6,565,740	6,565,740	(555,542)
1/16/2019	EUR	4,500,000	5,275,804	USD	5,276,543	5,276,543	739
1/30/2019	EUR	5,000,000	5,869,106	USD	5,870,954	5,870,954	1,848
2/27/2019	EUR	14,300,000	16,826,415	USD	16,917,386	16,917,386	90,971
3/7/2019	GBP	5,726,000	7,523,854	USD	7,592,945	7,592,945	69,091
3/11/2019	JPY	6,304,800,000	56,261,915	USD	57,304,100	57,304,100	1,042,185
							$1,503,887

(1) J.P. Morgan Securities, Inc. is the counterparty to all contracts.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2018 (Unaudited)

	FUTURES CONTRACTS
	Description	Number of Contracts Long (Short)	Expiration Date	Notional Amount		Value & Unrealized Appreciation/ (Depreciation)
	Amsterdam Exchanges Index	8	October 2018	879,120	EUR	$12,796
	Australia SPI 200 Index	18	December 2018	2,787,300	AUD	9,407
	Australian 3 Year Government Bond	18	December 2018	2,002,794	AUD	(1,846)
	Australian 10 Year Government Bond	3	December 2018	386,559	AUD	(2,273)
	Australian Dollar	(14)	December 2018	(1,011,780)	USD	(2,546)
*	Brent Crude	5	October 2018	413,650	USD	16,681
*	Brent Crude	60	October 2018	4,220,400	USD	617,461
	British Pound	(10)	December 2018	(817,875)	USD	4,664
	CAC 40 Index	38	October 2018	2,086,010	EUR	53,950
	Canadian 10 Year Government Bond	60	December 2018	7,957,200	CAD	(11,168)
	Canadian Dollar	9	December 2018	697,545	USD	4,495
*	Cocoa	(1)	December 2018	(20,570)	USD	627
*	Coffee 'C'	(8)	December 2018	(307,350)	USD	23,919
*	Copper	(2)	December 2018	(140,250)	USD	820
*	Corn	(27)	December 2018	(480,938)	USD	23,167
*	Cotton No. 2	3	December 2018	114,555	USD	(14,174)
*	Crude Oil	5	October 2018	366,250	USD	16,588
	E-mini Dow	8	December 2018	1,059,040	USD	6,939
	E-mini Nikkei 225 Index	(258)	December 2018	(622,296,000)	JPY	(378,436)
	E-mini Russell 2000 Index	(62)	December 2018	(5,272,480)	USD	52,600
	E-mini S&P 500	127	December 2018	18,535,650	USD	45,794
	Euro FX Currency	22	December 2018	3,212,550	USD	(24,603)
	EURO STOXX 50 Index	(179)	December 2018	(6,062,730)	EUR	(89,958)
	Euro-Bobl	(141)	December 2018	(18,428,700)	EUR	128,295
	Euro-Bund	(257)	December 2018	(40,809,030)	EUR	523,963
	Euro-BUXL 30 Year Bond	(12)	December 2018	(2,091,840)	EUR	30,764
	Euro-OAT	(28)	December 2018	(4,229,400)	EUR	40,535
*	Feeder Cattle	2	November 2018	158,050	USD	(44)
	FTSE 100 Index	34	December 2018	2,545,410	GBP	95,456
	FTSE 250 Index	16	December 2018	648,224	GBP	(6,026)
	FTSE/JSE Top 40 Index	(1)	December 2018	(501,190)	ZAR	504
	FTSE/MIB Index	(19)	December 2018	(1,964,695)	EUR	35,549
*	Gold 100 oz	(32)	December 2018	(3,827,840)	USD	19,120
	Hang Seng China Enterprises Index	37	October 2018	20,468,400	HKD	5,778
	Hang Seng Index	35	October 2018	48,784,750	HKD	49,204
	IBEX 35 Index	3	October 2018	281,040	EUR	(1,505)
	Japanese Yen	(1)	December 2018	(110,675)	USD	86
	Korea Stock Exchange KOSPI 200 Index	92	December 2018	6,936,800,000	KRW	164,745
*	Lean Hogs	(9)	December 2018	(208,530)	USD	(12,900)
*	Live Cattle	1	December 2018	47,540	USD	667
*	London Metal Exchange Copper	1	October 2018	(156,513)	USD	8,910
*	London Metal Exchange Copper	(1)	October 2018	(156,513)	USD	385
*	London Metal Exchange Copper	(1)	November 2018	(156,538)	USD	(8,859)
*	London Metal Exchange Lead	4	October 2018	(202,575)	USD	1,407
*	London Metal Exchange Lead	(4)	October 2018	(202,575)	USD	12,463
*	London Metal Exchange Lead	(4)	November 2018	(203,425)	USD	(2,268)

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2018 (Unaudited)

	FUTURES CONTRACTS (Continued)
	Description	Number of Contracts Long (Short)	Expiration Date	Notional Amount		Value & Unrealized Appreciation/ (Depreciation)
*	London Metal Exchange Nickel	3	October 2018	225,450	USD	$(26,463)
*	London Metal Exchange Nickel	(3)	October 2018	225,450	USD	3,735
*	London Metal Exchange Nickel	1	November 2018	75,366	USD	1,065
*	London Metal Exchange Nickel	(1)	November 2018	75,366	USD	813
*	London Metal Exchange Primary Aluminum	4	October 2018	(205,600)	USD	801
*	London Metal Exchange Primary Aluminum	(4)	October 2018	(205,600)	USD	3,326
*	London Metal Exchange Primary Aluminum	(2)	November 2018	(103,450)	USD	(2,293)
*	London Metal Exchange Tin	2	October 2018	188,750	USD	(956)
*	London Metal Exchange Tin	(2)	October 2018	188,750	USD	2,404
*	London Metal Exchange Tin	(3)	November 2018	(283,350)	USD	1,141
*	London Metal Exchange Zinc	4	October 2018	(264,950)	USD	23,394
*	London Metal Exchange Zinc	(4)	October 2018	(264,950)	USD	(2,256)
*	London Metal Exchange Zinc	(3)	November 2018	(198,450)	USD	(20,821)
	Long Gilt	(99)	December 2018	(11,973,060)	GBP	49,832
*	Low Sulphur Gas Oil	6	November 2018	434,550	USD	20,263
	Mexican Peso	29	December 2018	765,455	USD	7,557
	Mini-DAX	24	December 2018	1,468,980	EUR	9,659
	MSCI Emerging Markets Index	215	December 2018	11,284,275	USD	171,378
	MSCI Taiwan Stock Index	13	October 2018	533,780	USD	(166)
	NASDAQ 100 E-mini	5	December 2018	765,525	USD	13,109
*	Natural Gas	4	October 2018	120,320	USD	2,740
	New Zealand Dollar	(19)	December 2018	(1,259,890)	USD	(11,245)
*	NY Harbor ULSD	5	October 2018	493,185	USD	18,131
	OMXS 30 Index	55	October 2018	9,130,000	SEK	19,636
*	Palladium	2	December 2018	214,560	USD	3,945
*	Platinum	(9)	January 2019	(370,080)	USD	(8,893)
*	RBOB Gasoline	4	October 2018	350,398	USD	13,440
*	Red Spring Wheat	(5)	December 2018	(143,125)	USD	11,015
*	Robusta Coffee	(21)	November 2018	(326,340)	USD	11,637
	S&P/Toronto Stock Exchange 60 Index	20	December 2018	3,801,200	CAD	658
	SGX MSCI Singapore Index	3	October 2018	111,075	SGD	453
	SGX Nikkei 225 Index	48	December 2018	579,480,000	JPY	361,544
	Short-Term Euro-BTP	1	December 2018	109,250	EUR	(1,069)
*	Silver	(6)	December 2018	(441,360)	USD	8,270
*	Soybean	(4)	November 2018	(169,100)	USD	(2,262)
*	Soybean Meal	(6)	December 2018	(185,400)	USD	2,092
*	Soybean Oil	(17)	December 2018	(295,698)	USD	7,924
*	Sugar No. 11	(14)	February 2019	(175,616)	USD	13,397
	The German Midcap Stock Index	35	December 2018	4,541,250	EUR	(24,698)
	U.S. 5 Year Treasury Note	(20)	December 2018	(2,249,531)	USD	13,577
	U.S. 10 Year Treasury Note	841	December 2018	99,895,031	USD	(993,028)
	U.S. Treasury Long Bond	(3)	December 2018	(421,500)	USD	2,495
	Ultra 10-Year U.S. Treasury Note	(7)	December 2018	(882,000)	USD	8,894
	CME Ultra Long Term U.S. Treasury Bond	(54)	December 2018	(8,331,188)	USD	77,460
*	White Sugar	(7)	November 2018	(112,175)	USD	(1,329)
						$1,241,439
*	Position held in Subsidiary

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2018 (Unaudited)

INTEREST RATE SWAPS *
Rate paid [1]	Rate received [1]	Payment Frequency	Effective Date	Termination Date	Notional Amount		Value	Premium Paid (Received)	Unrealized Gain/(Loss)
1.386%	GBP LIBOR 6M 0.905%	6 Month	9/19/2018	9/19/2023	13,800,926	GBP	$45,748	$9,248	$36,500
0.360%	EUR EURIBOR 6M -0.268%	6 Month	12/19/2018	12/19/2023	8,938,688	EUR	48,247	1,294	46,953
1.900%	HUF BUBOR 6M 0.310%	6 Month	12/19/2018	12/19/2021	561,400,000	HUF	(10,537)	-	(10,537)
2.120%	SGD SOR 6M 1.763%	6 Month	12/19/2018	12/19/2021	2,600,000	SGD	7,763	10,856	(3,093)
2.780%	HKD HIBOR 3M 2.284%	3 Month	12/19/2018	12/19/2021	47,100,000	HKD	16,577	(871)	17,448
2.940%	USD LIBOR 3M 2.398%	3 Month	12/19/2018	12/20/2021	5,300,000	USD	23,019	(1,731)	24,750
3.230%	HUF BUBOR 6M 0.310%	6 Month	12/19/2018	12/19/2028	133,400,000	HUF	(3,771)	(679)	(3,092)
NZD-BBR-FRA 3M 1.910%	2.120%	3 Month	12/19/2018	12/19/2021	9,800,000	NZD	(13,474)	(2,252)	(11,222)
PLN WIBOR 6M 1.690%	2.200%	6 Month	12/19/2018	12/19/2021	23,500,000	PLN	(10,827)	3,677	(14,504)
SGD SOR 6M 1.763%	2.520%	6 Month	12/19/2018	12/19/2028	400,000	SGD	(3,870)	132	(4,002)
PLN WIBOR 6M 1.690%	2.960%	6 Month	12/19/2018	12/19/2028	3,100,000	PLN	(6,204)	100	(6,304)
Total of Interest Rate Swaps							$92,671	$19,774	$72,897

INFLATION SWAPS *
Rate paid	Rate received	Payment Frequency	Effective Date	Termination Date	Notional Amount		Value & Unrealized Gain/(Loss)
UK-RPI	3.468%	at maturity	9/15/2018	9/15/2023	8,961,145	GBP	-

* Counterparty is J.P. Morgan Investment Bank

[1] Floating rate definitions
GBP-LIBOR-BBA - British Pound Sterling - London Inter-bank Offered Rate
EUR-EURIBOR-BBA - Euro Inter-bank Offered Rate
HUF-BUBOR-Reuters - Budapest Inter-Bank Offered Rate
SGD-SOR-VWAP - Singapore Dollar Swap Offer Rate Volume Weighted Average Price
HKD-HIBOR-HKAB - Hong Kong Inter-bank Offered Rate
USD-LIBOR-BBA - U.S. Dollar - London Inter-bank Offered Rate
NZD-BBR-FRA - New Zealand Dollar floating rate
PLN-WIBOR-WIBO - Offered rate for deposits in Polish Zloty

AUD - Australian Dollar		MXN - Mexican Peso
BRL - Brazilian Real		NOK - Norwegian Kroner
CAD - Canadian Dollar		NZD - New Zealand Dollar
CHF - Swiss Franc		PHP - Philippine Peso
CLP - Chilean Peso		PLN - Polish Zloty
EUR - Euro		RUB - Russian Ruble
GBP - British Pound		SEK - Swedish Krona
HUF - Hungarian Forint		SGD - Singapore Dollar
IDR - Indonesian Rupiah		TWD - Taiwan Dollar
INR - Indian Rupee		USD - US Dollar
JPY - Japanese Yen		ZAR - South African Rand
KRW - South-Korean Won

	Fulcrum Diversified Absolute Return Fund
	Consolidated Schedule of Investments
	September 30, 2018 (Unaudited)
	TOTAL RETURN SWAPS
	Reference Entity	Counterparty [a]	Rate Paid/Received [b]	Payment Frequency	Termination Date		Notional Amount	Value & Unrealized Appreciation/ (Depreciation)
[1]	GSCBFEDU Index	GS	EURIBOR 1M + 0.40% (0.028%)	monthly	9/12/2019	EUR	1,788,587	$(6,288)
[2]	GSCBFERU Index	GS	EURIBOR 1M - 0.40% (-0.771%)	monthly	9/12/2019	EUR	(920,704)	17,251
	GSCBFERU Index	GS	EURIBOR 1M + 0.00% (-0.371%)	monthly	9/26/2019	EUR	(894,331)	16,574
[3]	JPCMFBAN Index	JPM	USD LIBOR 1M + 0.70% (2.916%)	monthly	1/23/2019	USD	3,709,868	(178,994)
[4]	JPEBCSMI Index	JPM	CHF LIBOR 1M + 0.30% (-0.479%)	monthly	6/25/2019	CHF	1,468,976	(11,717)
[5]	JPFCITSV Index	JPM	USD LIBOR 1M - 0.35% (1.866%)	monthly	5/8/2019	USD	(3,704,956)	43,274
[6]	JPFUAIR Index	JPM	USD LIBOR 1M - 1.17% (1.042%)	monthly	6/5/2019	USD	(3,975,093)	79,487
[7]	JPFUBRIK Index	JPM	USD LIBOR 1M - 0.40% (1.816%)	monthly	8/28/2019	USD	(2,198,524)	12,522
[8]	JPFUCLDS Index	JPM	USD LIBOR 1M + 0.04% (2.252%)	monthly	5/8/2019	USD	3,751,604	103,182
[9]	JPFUECOM Index	JPM	USD LIBOR 1M + 0.40% (2.616%)	monthly	9/25/2019	USD	1,016,425	18,836
[10]	JPFUEOIL Index	JPM	EURIBOR 1M + 0.30% (-0.071%)	monthly	8/7/2019	EUR	3,671,718	163,792
[11]	JPFUEURE Index	JPM	EURIBOR 1M - 1.15% (-1.521%)	monthly	9/25/2019	EUR	(673,684)	978
[12]	JPFUFERL Index	JPM	USD LIBOR 1M + 0.38% (2.592%)	monthly	2/20/2019	USD	4,112,067	31,071
[13]	JPFUGERE Index	JPM	EURIBOR 1M + 0.20% (-0.171%)	monthly	6/27/2019	EUR	3,788,623	(106,850)
[14]	JPFUMEDA Index	JPM	USD LIBOR 1M + 0.40% (2.616%)	monthly	7/15/2019	USD	1,161,844	(4,690)
[15]	JPFUNORW Index	JPM	NIBOR 1M + 0.36% (1.340%)	monthly	4/17/2019	NOK	16,071,848	(30,200)
[16]	JPFUOILL Index	JPM	USD LIBOR 1M + 0.40% (2.616%)	monthly	2/14/2019	USD	5,114,281	35,496
[17]	JPFUOILS Index	JPM	USD LIBOR 1M - 0.40% (1.816%)	monthly	10/2/2019	USD	(3,251,010)	19,876
[18]	JPFUOMED Index	JPM	USD LIBOR 1M - 0.50% (1.716%)	monthly	7/15/2019	USD	(2,531,432)	(6,928)
[19]	JPFUREGE Index	JPM	EURIBOR 1M - 0.80% (-1.171%)	monthly	7/2/2019	EUR	(2,517,919)	60,407
[20]	JPFUREGU Index	JPM	USD LIBOR 1M - 0.40% (1.816%)	monthly	7/2/2019	USD	(1,861,316)	23,136
[21]	JPFUSHIP Index	JPM	USD LIBOR 1M + 0.60% (2.816%)	monthly	7/2/2019	USD	2,108,801	(8,901)
[22]	JPFUSWED Index	JPM	STIBOR 1M - 0.61% (-1.119%)	monthly	4/17/2019	SEK	(18,530,745)	54,730
[23]	JPFUTREE Index	JPM	USD LIBOR 1M + 0.30% (2.516%)	monthly	6/12/2019	USD	2,848,042	(88,415)
[24]	JPFUUKRE Index	JPM	GBP LIBOR 1M + -1.15% (-0.426%)	monthly	9/25/2019	GBP	(588,807)	2,098
[25]	JPFUUSDI Index	JPM	USD LIBOR 1M + 0.40% (2.616%)	monthly	9/25/2019	USD	1,084,169	10,366
[26]	JPFUUSRE Index	JPM	USD LIBOR 1M + 0.60% (2.816%)	monthly	7/2/2019	USD	1,812,111	(37,663)
[27]	JPJBACBK Index	JPM	JPY LIBOR 1M + 0.20% (0.100%)	monthly	5/21/2019	JPY	245,958,693	(26,193)
[28]	JPTAOBRL Index	JPM	BRL CDI - 4.78% (1.610%)	monthly	9/4/2019	BRL	(315,850)	(5,457)
[29]	KAAZ8 Index	JPM	0%	at maturity	12/20/2018	KRW	2,595,847,800	29,381
[30]	KEZ8 Index	JPM	0%	at maturity	12/20/2018	KRW	6,516,248,000	(15,035)
Total of Total Return Swaps								$195,126

[a]	Counterparty abbreviations
	GS - Goldman Sachs
	JPM - J.P. Morgan Investment Bank

[b]	Floating rate definitions
	LIBOR - London Interbank Offered Rate
	EURIBOR - Euro Interbank Offered Rate. The Euribor rates are based on the interest rates at which a panel of European banks borrow funds from one another.
	NIBOR - Norwegian Interbank Offered Rate
	STIBOR - Stockholm Interbank Offered Rate
	BRL-CDI - Brazil Average One-Day Interbank Deposit

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2018 (Unaudited)

[1]	GSCBFEDU is a custom basket of European utility company stocks. The components of the basket as of September 30, 2018 are shown on the following pages.
[2]	GSCBFERU is a custom basket of European utility company stocks.
[3]	JPCMFBAN is a custom basket of bank stocks. The components of the basket as of September 30, 2018 are shown on the following pages.
[4]	JPEBCSMI is a custom basket of Swiss stocks.
[5]	JPFCITSV is a custom basket of information technology company stocks. The components of the basket as of September 30, 2018 are shown on the following pages.
[6]	JPFUAIR is a custom basket of airline company stocks. The components of the basket as of September 30, 2018 are shown on the following pages.
[7]	JPFUBRIK is a custom basket of American retail company stocks. The components of the basket as of September 30, 2018 are shown on the following pages.
[8]	JPFUCLDS is a custom basket of information technology company stocks. The components of the basket as of September 30, 2018 are shown on the following pages.
[9]	JPFUECOM is a custom basket of E-commerce company stocks.
[10]	JPFUEOIL is a custom basket of energy company stocks. The components of the basket as of September 30, 2018 are shown on the following pages.
[11]	JPFUEURE is a custom basket of European retailer company stocks.
[12]	JPFUFERL is a custom basket of materials company stocks. The components of the basket as of September 30, 2018 are shown on the following pages.
[13]	JPFUGERE is a custom basket of European real estate company stocks. The components of the basket as of September 30, 2018 are shown on the following pages.
[14]	JPFUMEDA is a custom basket of media company stocks.
[15]	JPFUNORW is a custom basket of Norwegian financial company stocks. The components of the basket as of September 30, 2018 are shown on the following pages.
[16]	JPFUOILL is a custom basket of oil services company stocks. The components of the basket as of September 30, 2018 are shown on the following pages.
[17]	JPFUOILS is a custom basket of oilfield service company stocks. The components of the basket as of September 30, 2018 are shown on the following pages.
[18]	JPFUOMED is a custom basket of media company stocks. The components of the basket as of September 30, 2018 are shown on the following pages.
[19]	JPFUREGE is a custom basket of European real estate company stocks. The components of the basket as of September 30, 2018 are shown on the following pages.
[20]	JPFUREGU is a custom basket of U.S. real estate company stocks. The components of the basket as of September 30, 2018 are shown on the following pages.
[21]	JPFUSHIP is a custom basket of transportation company stocks. The components of the basket as of September 30, 2018 are shown on the following pages.
[22]	JPFUSWED is a custom basket of Swedish financial company stocks. The components of the basket as of September 30, 2018 are shown on the following pages.
[23]	JPFUTREE is a custom basket of forest/paper products company stocks. The components of the basket as of September 30, 2018 are shown on the following pages.
[24]	JPFUUKRE is a custom basket of UK Retail company stocks.
[25]	JPFUUSDI is a custom basket of U.S. discount retailer stocks.
[26]	JPFUUSRE is a custom basket of U.S. real estate company stocks.
[27]	JPJBACBK is a custom basket of Japanese financial company stocks. The components of the basket as of September 30, 2018 are shown on the following pages.
[28]	JPTAOBRL is a custom basket of Brazilian stocks.
[29]	KAAZ8 - Underlying asset is 10-year Korea Treasury Bond future with 5% coupon rate and semiannual coupon payment.
[30]	KEZ8 - Underlying asset is 3-year Korea Treasury Bond future with 5% coupon rate and semiannual coupon payment.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2018 (Unaudited)

GSCBFEDU Index
Name	Quantity	Value	Weight
Electricite de France SA	1,380,763	$24,254,751	19.62%
Fortum OYJ	901,876	22,614,177	18.29%
Orsted A/S	269,702	18,325,691	14.83%
Centrica PLC	5,959,354	12,039,088	9.74%
Uniper SE	369,426	11,374,155	9.20%
Naturgy Energy Group SA	410,863	11,218,415	9.08%
RWE AG	453,299	11,187,326	9.05%
Verbund AG	140,221	6,908,211	5.59%
CEZ AS	222,578	5,690,540	4.60%
$123,612,354	100.00%

JPCMFBAN Index
Name	Quantity	Value	Weight
Bank of America Corp.	73,469	$2,164,397	12.52%
Citigroup, Inc.	23,142	1,660,207	9.60%
US Bancorp	22,394	1,182,627	6.84%
Regions Financial Corp.	57,398	1,053,253	6.09%
Comerica, Inc.	11,299	1,019,170	5.89%
Wells Fargo & Co.	18,657	980,612	5.67%
Citizens Financial Group, Inc.	23,244	896,521	5.19%
SunTrust Banks, Inc.	13,123	876,485	5.07%
KeyCorp	41,247	820,403	4.74%
Fifth Third Bancorp	28,883	806,413	4.66%
Huntington Bancshares, Inc./OH	49,657	740,882	4.29%
PNC Financial Services Group, Inc./The	5,404	735,971	4.26%
First Republic Bank/CA	7,524	722,304	4.18%
M&T Bank Corp.	4,133	680,044	3.93%
Zions Bancorporation	13,469	675,470	3.91%
BB&T Corp.	13,812	670,435	3.88%
Capital One Financial Corp.	7,008	665,269	3.85%
Cullen/Frost Bankers, Inc.	4,232	441,990	2.55%
People's United Financial, Inc.	16,251	278,217	1.61%
New York Community Bancorp, Inc.	21,158	219,409	1.27%
		$17,290,079	100.00%

JPEBCSMI Index
Name	Quantity	Value	Weight
Nestle SA	2,667	$223,475	22.51%
Novartis AG	2,061	178,142	17.95%
Roche Holding AG	714	173,973	17.53%
UBS Group AG	3,913	62,129	6.26%
ABB Ltd	2,614	62,100	6.25%
Cie Financiere Richemont SA	626	51,308	5.17%
Zurich Insurance Group AG	160	50,932	5.13%
Swiss Re AG	361	33,469	3.37%
Credit Suisse Group AG	2,049	30,959	3.12%
Givaudan SA	9	23,157	2.33%
Geberit AG	42	19,753	1.99%
SGS SA	6	16,449	1.66%
Swatch Group AG/The	36	14,375	1.45%
Julius Baer Group Ltd	250	12,593	1.27%
LafargeHolcim Ltd	253	12,537	1.26%
Swisscom AG	25	11,213	1.13%
Adecco Group AG	197	10,415	1.05%
Transocean Ltd	397	5,615	0.57%
		$992,594	100.00%

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2018 (Unaudited)

JPFCITSV Index
Name	Quantity	Value	Weight
NTT Data Corp	56,903	$788,616	7.12%
Fujitsu Ltd	10,401	741,918	6.70%
International Business Machines Corp	4,634	700,670	6.33%
Infosys Ltd	67,663	688,129	6.22%
Oracle Corp	12,956	668,011	6.04%
Hewlett Packard Enterprise Co	38,527	628,381	5.68%
Convergys Corp	26,432	627,501	5.67%
Capgemini SE	4,936	621,481	5.61%
Cognizant Technology Solutions Corp	7,388	570,008	5.15%
Syntel Inc	13,427	550,256	4.97%
Atos SE	4,594	546,907	4.94%
Conduent Inc	22,132	498,416	4.50%
Indra Sistemas SA	41,853	480,486	4.34%
Wipro Ltd	78,878	410,955	3.71%
Software AG	8,790	400,812	3.62%
Temenos AG	2,413	393,454	3.56%
VMware Inc	2,486	387,959	3.51%
Citrix Systems Inc	3,200	355,661	3.21%
DXC Technology Co	3,761	351,765	3.18%
Tieto OYJ	10,298	318,607	2.88%
Sykes Enterprises Inc	8,241	251,268	2.27%
TTEC Holdings Inc	3,382	87,584	0.79%
		$11,068,845	100.00%

JPFUAIR Index
Name	Quantity	Value	Weight
United Continental Holdings Inc	494	$43,954	4.82%
Spirit Airlines Inc	933	43,832	4.80%
Southwest Airlines Co	631	39,403	4.32%
Delta Air Lines Inc	638	36,914	4.05%
Air Canada	1,693	36,114	3.96%
Alaska Air Group Inc	513	35,351	3.87%
Air France-KLM	3,390	35,326	3.87%
SkyWest Inc	586	34,505	3.78%
JetBlue Airways Corp	1,737	33,629	3.69%
International Consolidated Airlines Grou	3,840	33,066	3.62%
Qantas Airways Ltd	7,653	32,669	3.58%
Hawaiian Holdings Inc	809	32,443	3.56%
SAS AB	13,283	32,133	3.52%
American Airlines Group Inc	776	32,091	3.52%
Cathay Pacific Airways Ltd	20,697	31,209	3.42%
Japan Airlines Co Ltd	861	30,991	3.40%
ANA Holdings Inc	855	29,907	3.28%
WestJet Airlines Ltd	1,870	29,643	3.25%
Singapore Airlines Ltd	4,057	28,907	3.17%
Wizz Air Holdings Plc	758	28,430	3.12%
Deutsche Lufthansa AG	1,141	28,052	3.07%
Ryanair Holdings PLC	1,779	27,105	2.97%
easyJet PLC	1,522	26,084	2.86%
AirAsia Group Bhd	33,970	25,939	2.84%
Turk Hava Yollari AO	8,109	25,403	2.78%
Copa Holdings SA	284	22,714	2.49%
Latam Airlines Group SA	2,183	20,519	2.25%
Finnair OYJ	2,435	20,277	2.22%
Azul SA	1,075	19,129	2.10%
Gol Linhas Aereas Inteligentes SA	3,044	16,621	1.82%
		$912,360	100.00%

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2018 (Unaudited)

JPFUBRIK Index
Name	Quantity	Value	Weight
Walmart Inc	4,567	$428,933	4.45%
Target Corp	4,519	398,656	4.13%
American Eagle Outfitters Inc	14,866	369,132	3.83%
Chico's FAS Inc	41,232	357,482	3.71%
Kroger Co/The	12,258	356,837	3.70%
L Brands Inc	11,538	349,604	3.63%
Gap Inc/The	11,943	344,558	3.57%
Signet Jewelers Ltd	5,193	342,349	3.55%
Best Buy Co Inc	4,274	339,165	3.52%
Ralph Lauren Corp	2,450	336,967	3.49%
Foot Locker Inc	6,578	335,351	3.48%
Children's Place Inc/The	2,623	335,193	3.48%
Michael Kors Holdings Ltd	4,775	327,356	3.40%
Nordstrom Inc	5,438	325,273	3.37%
Kohl's Corp	4,328	322,681	3.35%
Guess? Inc	14,277	322,656	3.35%
Tiffany & Co	2,437	314,237	3.26%
Sally Beauty Holdings Inc	16,882	310,468	3.22%
Macy's Inc	8,861	307,740	3.19%
Carter's Inc	3,105	306,151	3.18%
Williams-Sonoma Inc	4,631	304,366	3.16%
Michaels Cos Inc/The	18,753	304,363	3.16%
Abercrombie & Fitch Co	14,244	300,831	3.12%
Ulta Beauty Inc	1,065	300,401	3.12%
Dillard's Inc	3,833	292,574	3.03%
Urban Outfitters Inc	7,023	287,259	2.98%
Bed Bath & Beyond Inc	17,982	269,731	2.80%
Party City Holdco Inc	19,339	262,037	2.72%
Tailored Brands Inc	9,921	249,897	2.59%
Hanesbrands Inc	12,866	237,119	2.46%
		$9,639,367	100.00%

JPFUCLDS Index
Name	Quantity	Value	Weight
Atlassian Corp PLC	9,891	$950,949	7.30%
Coupa Software Inc	11,642	920,849	7.07%
Zendesk Inc	11,474	814,659	6.26%
Veeva Systems Inc	7,310	795,833	6.11%
Amazon.com Inc	378	757,308	5.81%
Tableau Software Inc	6,622	739,941	5.68%
HubSpot Inc	4,824	728,207	5.59%
Shopify Inc	4,409	725,123	5.57%
salesforce.com Inc	4,518	718,517	5.52%
Ultimate Software Group Inc/The	2,201	709,039	5.44%
Apptio Inc	18,526	684,711	5.26%
Microsoft Corp	5,867	670,992	5.15%
Adobe Inc	2,437	657,986	5.05%
Splunk Inc	5,378	650,285	4.99%
ServiceNow Inc	3,253	636,479	4.89%
Tyler Technologies Inc	2,552	625,413	4.80%
SAP SE	5,077	624,451	4.79%
Workday Inc	4,210	614,603	4.72%
		$13,025,345	100.00%

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2018 (Unaudited)

JPFUEOIL Index
Name	Quantity	Value	Weight
TOTAL SA	9,727	$630,836	5.86%
Eni SpA	33,318	630,034	5.85%
Repsol SA	30,902	616,040	5.72%
BP PLC	78,698	604,848	5.62%
Royal Dutch Shell PLC	17,430	598,696	5.56%
Equinor ASA	20,500	578,072	5.37%
Galp Energia SGPS SA	27,617	548,160	5.09%
Petroleo Brasileiro SA	42,538	513,432	4.77%
Ecopetrol SA	15,874	427,488	3.97%
OMV AG	7,193	404,231	3.76%
Premier Oil PLC	223,261	403,276	3.75%
PetroChina Co Ltd	4,945	402,744	3.74%
DNO ASA	185,770	384,042	3.57%
Lundin Petroleum AB	9,486	363,435	3.38%
Tullow Oil PLC	100,662	345,674	3.21%
Aker BP ASA	7,849	333,113	3.09%
Kosmos Energy Ltd	35,001	327,262	3.04%
China Petroleum & Chemical Corp	306,960	307,543	2.86%
EnQuest PLC	491,104	264,852	2.46%
Gran Tierra Energy Inc	59,836	228,574	2.12%
Parex Resources Inc	12,466	211,479	1.97%
Gulf Keystone Petroleum Ltd	53,716	202,112	1.88%
International Petroleum Corp/Sweden	30,632	200,772	1.87%
Geopark Ltd	9,807	200,068	1.86%
MOL Hungarian Oil & Gas PLC	15,722	169,301	1.57%
ShaMaran Petroleum Corp	1,147,006	119,977	1.12%
Cairn Energy PLC	38,671	117,311	1.09%
Africa Oil Corp	85,589	99,856	0.93%
Genel Energy Plc	24,752	80,058	0.74%
Tethys Oil AB	7,120	78,395	0.73%
Etablissements Maurel et Prom	11,984	76,414	0.71%
Rockhopper Exploration PLC	140,520	68,546	0.64%
Hurricane Energy PLC	79,295	60,502	0.56%
Savannah Petroleum PLC	133,121	56,430	0.52%
Ophir Energy PLC	107,386	53,081	0.49%
Nostrum Oil & Gas PLC	11,160	35,295	0.33%
I3 Energy PLC	18,973	21,898	0.20%
		$10,763,847	100.00%

JPFUFERL Index
Name	Quantity	Value	Weight
CF Industries Holdings Inc	6,750	$367,479	27.37%
Nutrien Ltd	4,612	266,127	19.82%
Yara International ASA	5,376	264,040	19.66%
Mosaic Co/The	7,289	236,736	17.63%
K+S AG	4,995	104,892	7.81%
OCI NV	3,237	103,505	7.71%
		$1,342,779	100.00%

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2018 (Unaudited)

JPFUGERE Index
Name	Quantity	Value	Weight
Vonovia SE	61,136	$2,987,825	25.37%
Deutsche Wohnen SE	47,835	2,295,570	19.49%
Aroundtown SA	222,652	1,980,778	16.82%
LEG Immobilien AG	14,432	1,713,814	14.55%
TAG Immobilien AG	32,640	777,106	6.60%
Grand City Properties SA	23,490	608,908	5.17%
CA Immobilien Anlagen AG	11,361	406,119	3.45%
alstria office REIT-AG	27,021	401,064	3.41%
ADO Properties SA	3,694	221,367	1.88%
TLG Immobilien AG	6,267	163,612	1.39%
Sirius Real Estate Ltd	152,486	123,697	1.05%
ADLER Real Estate AG	5,501	97,106	0.82%
		$11,776,966	100.00%

JPFUNORW Index
Name	Quantity	Value	Weight
DNB ASA	32,161	$676,702	50.91%
Sbanken ASA	13,045	142,166	10.70%
SpareBank 1 SR-Bank ASA	10,861	132,116	9.94%
Norwegian Finans Holding ASA	10,687	130,719	9.83%
SpareBank 1 Nord Norge	14,738	124,947	9.40%
SpareBank 1 SMN	10,968	122,506	9.22%
		$1,329,156	100.00%

JPFUOILL Index
Name	Quantity	Value	Weight
Schlumberger Ltd	180,890	$11,019,797	10.07%
Ensco PLC	1,219,867	10,295,675	9.41%
Rowan Cos Plc	496,429	9,347,749	8.55%
Transocean Ltd	598,673	8,351,483	7.63%
Golar LNG Ltd	297,959	8,283,264	7.57%
Tidewater Inc	216,407	6,749,731	6.17%
National Oilwell Varco Inc	123,205	5,307,676	4.85%
China Oilfield Services Ltd	4,757,793	5,161,730	4.72%
Subsea 7 SA	347,023	5,133,684	4.69%
BW Offshore Ltd	614,204	4,875,181	4.46%
TechnipFMC PLC	140,194	4,381,076	4.01%
Seadrill Ltd	168,093	4,165,350	3.81%
Ocean Rig UDW Inc	113,898	3,943,132	3.60%
Northern Drilling Ltd	379,203	3,550,368	3.25%
SBM Offshore NV	155,304	2,811,966	2.57%
Dril-Quip Inc	47,011	2,456,317	2.25%
Noble Corp plc	332,883	2,340,168	2.14%
Odfjell Drilling Ltd	458,335	2,027,354	1.85%
Shelf Drilling Ltd	265,662	1,974,824	1.81%
Gulfmark Offshore Inc	47,011	1,753,504	1.60%
Borr Drilling Ltd	345,254	1,586,548	1.45%
Weatherford International PLC	512,163	1,387,963	1.27%
Aker Solutions ASA	149,595	1,064,246	0.97%
Polarcus Ltd	2,357,827	602,661	0.55%
Spectrum ASA	55,984	423,735	0.39%
Akastor ASA	183,616	398,870	0.36%
		$109,394,052	100.00%

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2018 (Unaudited)

JPFUREGE Index
Name	Quantity	Value	Weight
Klepierre SA	46,643	$1,653,860	15.27%
Unibail-Rodamco-Westfield	7,989	1,607,279	14.84%
Deutsche EuroShop AG	39,881	1,291,324	11.92%
Wereldhave NV	26,956	947,028	8.75%
Capital & Counties Properties PLC	243,026	844,053	7.79%
Eurocommercial Properties NV	21,377	783,067	7.23%
Intu Properties PLC	313,504	630,081	5.82%
Lar Espana Real Estate Socimi SA	44,541	453,668	4.19%
Hammerson PLC	69,654	414,881	3.83%
Hufvudstaden AB	24,577	374,205	3.46%
NewRiver REIT PLC	110,213	370,846	3.42%
Mercialys SA	22,542	363,378	3.36%
Vastned Retail NV	9,391	357,735	3.30%
Carmila SA	10,193	259,840	2.40%
Citycon OYJ	82,604	172,304	1.59%
Atrium Ljungberg AB	7,600	137,975	1.27%
Immobiliare Grande Distribuzione SIIQ Sp	14,170	108,914	1.01%
Atrium European Real Estate Ltd	13,456	59,700	0.55%
		$10,830,138	100.00%

JPFUREGU Index
Name	Quantity	Value	Weight
Simon Property Group Inc	216	$38,128	7.97%
Federal Realty Investment Trust	290	36,714	7.67%
Kimco Realty Corp	2,160	36,157	7.55%
Regency Centers Corp	554	35,824	7.48%
American Assets Trust Inc	948	35,344	7.38%
Brixmor Property Group Inc	2,009	35,177	7.35%
Retail Properties of America Inc	2,875	35,045	7.32%
Taubman Centers Inc	555	33,235	6.94%
Macerich Co/The	556	30,716	6.42%
Vicinity Centres	16,059	30,441	6.36%
Scentre Group	10,475	30,088	6.28%
SITE Centers Corp	2,114	28,306	5.91%
Urstadt Biddle Properties Inc	602	12,807	2.68%
Brookfield Property Partners LP	566	11,823	2.47%
Tanger Factory Outlet Centers Inc	516	11,799	2.46%
Washington Prime Group Inc	1,496	10,919	2.28%
Pennsylvania Real Estate Investment Trus	1,062	10,051	2.10%
CBL & Associates Properties Inc	2,327	9,284	1.94%
Retail Value Inc	211	6,911	1.44%
		$478,769	100.00%

JPFUSWED Index
Name	Quantity	Value	Weight
Swedbank AB	11,876	$294,656	25.98%
Skandinaviska Enskilda Banken AB	25,495	284,935	25.13%
Nordea Bank Abp	25,853	282,014	24.87%
Svenska Handelsbanken AB	21,552	272,446	24.02%
		$1,134,051	100.00%

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2018 (Unaudited)

JPFUSHIP Index
Name	Quantity	Value	Weight
AP Moller - Maersk A/S	87	$121,908	10.29%
Wartsila OYJ Abp	2,914	56,815	4.79%
Star Bulk Carriers Corp	3,749	54,174	4.57%
DHT Holdings Inc	11,274	52,990	4.47%
Golden Ocean Group Ltd	4,891	47,866	4.04%
Genco Shipping & Trading Ltd	3,306	46,282	3.91%
Mitsui OSK Lines Ltd	1,511	44,140	3.72%
Qatar Gas Transport Co Ltd	7,705	36,165	3.05%
Nippon Yusen KK	1,914	36,038	3.04%
Kirby Corp	408	33,532	2.83%
Euronav NV	3,654	31,788	2.68%
Frontline Ltd/Bermuda	5,169	30,034	2.53%
COSCO SHIP ENGY	60,154	29,903	2.52%
BW LPG Ltd	6,756	29,594	2.50%
Eagle Bulk Shipping Inc	5,194	29,191	2.46%
Triton International Ltd/Bermuda	871	28,972	2.44%
Scorpio Bulkers Inc	3,992	28,939	2.44%
International Seaways Inc	1,399	28,013	2.36%
Frontline Ltd/Bermuda	4,650	27,141	2.29%
GasLog Ltd	1,273	25,132	2.12%
Hapag-Lloyd AG	649	24,559	2.07%
Dorian LPG Ltd	2,939	23,421	1.98%
Euronav NV	2,663	23,010	1.94%
Scorpio Tankers Inc	10,990	22,091	1.86%
MISC Bhd	14,839	21,729	1.83%
D/S Norden A/S	1,312	19,937	1.68%
Nordic American Tankers Ltd	9,085	18,988	1.60%
Diana Shipping Inc	4,559	18,784	1.59%
Capital Product Partners LP	6,598	18,343	1.55%
Golden Ocean Group Ltd	1,754	17,296	1.46%
Ocean Yield ASA	2,042	16,711	1.41%
Evergreen Marine Corp Taiwan Ltd	37,056	15,560	1.31%
Teekay Tankers Ltd	15,065	14,881	1.26%
FLEX LNG Ltd	7,837	14,252	1.20%
Navigator Holdings Ltd	1,155	13,980	1.18%
Textainer Group Holdings Ltd	906	11,603	0.98%
CAI International Inc	503	11,497	0.97%
Ardmore Shipping Corp	1,757	11,418	0.96%
Navios Maritime Partners LP	5,819	10,184	0.86%
Avance Gas Holding Ltd	3,453	8,630	0.73%
Stolt-Nielsen Ltd	406	6,218	0.53%
Tsakos Energy Navigation Ltd	1,812	6,143	0.52%
Hoegh LNG Holdings Ltd	1,004	5,596	0.47%
TORM PLC	861	5,171	0.44%
Overseas Shipholding Group Inc	1,575	4,962	0.42%
Songa Bulk ASA	3,503	1,786	0.15%
		$1,185,367	100.00%

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
September 30, 2018 (Unaudited)

JPFUTREE Index
Name	Quantity	Value	Weight
Stora Enso OYJ	41,406	$792,276	8.11%
International Paper Co	13,285	652,980	6.68%
UPM-Kymmene OYJ	16,140	633,566	6.48%
Mondi PLC	22,781	625,119	6.40%
Svenska Cellulosa AB SCA	53,286	604,297	6.19%
Oji Holdings Corp	83,038	603,582	6.18%
West Fraser Timber Co Ltd	10,275	583,737	5.97%
Sappi Ltd	92,368	578,575	5.92%
Interfor Corp	38,684	571,631	5.85%
Canfor Corp	30,195	561,938	5.75%
Fibria Celulose SA	29,608	556,018	5.69%
Rayonier Inc	15,275	516,451	5.28%
Klabin SA	98,557	487,451	4.99%
Weyerhaeuser Co	12,371	399,223	4.09%
Empresas CMPC SA	92,032	371,430	3.80%
PotlatchDeltic Corp	8,747	358,180	3.67%
Western Forest Products Inc	138,042	225,105	2.30%
CatchMark Timber Trust Inc	17,986	205,576	2.10%
Navigator Co SA/The	33,255	162,908	1.67%
Resolute Forest Products Inc	11,504	148,973	1.52%
Altri SGPS SA	13,865	133,009	1.36%
		$9,772,025	100.00%

JPJBACBK Index
Name	Quantity	Value	Weight
Mitsubishi UFJ Financial Group Inc	824	$5,148	15.11%
Sumitomo Mitsui Financial Group Inc	127	5,147	15.11%
Mizuho Financial Group Inc	2,925	5,109	14.99%
Suruga Bank Ltd	610	3,051	8.96%
Resona Holdings Inc	527	2,965	8.70%
Sumitomo Mitsui Trust Holdings Inc	49	2,028	5.95%
Chiba Bank Ltd/The	160	1,093	3.21%
Aozora Bank Ltd	30	1,069	3.14%
Concordia Financial Group Ltd	214	1,051	3.09%
Fukuoka Financial Group Inc	37	1,027	3.02%
Japan Post Bank Co Ltd	81	953	2.80%
Shinsei Bank Ltd	53	863	2.53%
Shizuoka Bank Ltd/The	87	786	2.31%
Seven Bank Ltd	234	739	2.17%
Bank of Kyoto Ltd/The	10	506	1.48%
Mebuki Financial Group Inc	140	483	1.42%
Yamaguchi Financial Group Inc	42	461	1.35%
Hachijuni Bank Ltd/The	86	394	1.16%
Gunma Bank Ltd/The	75	389	1.14%
Hiroshima Bank Ltd/The	41	278	0.81%
Hokuhoku Financial Group Inc	19	266	0.78%
Kyushu Financial Group Inc	55	262	0.77%
		$34,068	100.00%

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (continued)
September 30, 2018 (Unaudited)

Consolidation of Subsidiary:

The Consolidated Schedule of Investments of Fulcrum Diversified Absolute Return Fund (the “Fund”) includes the holdings of Fulcrum Diversified Absolute Return Cayman Fund Ltd. (the “Subsidiary”). The Subsidiary, a Cayman Islands Exempted Company, was incorporated on July 29, 2014, and is wholly-owned and controlled by the Fund.  The Subsidiary invests primarily in commodity index swaps and other commodity-linked derivative instruments, and the Fund may invest up to 25% of its totals assets in the Subsidiary. The Fund’s policy is to consolidate entities when it is the sole or principal owner of such entity. All inter-fund balances and transactions have been eliminated in consolidation.  The net assets of the Subsidiary as of September 30, 2018, were $2,124,084 which represented 1.15% of the Fund’s net assets.

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.  Exchange traded derivatives are normally valued at the daily settlement price or composite mean depending on the product type.  When these valuations are used, the positions are classified as Level 1 in the fair value hierarchy.   Over-the-counter derivatives are valued by an independent pricing service using a series of techniques, including simulation pricing models,  The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.  When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of September 30, 2018:

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments
Short-Term Investments	$-	$136,163,078	$-	$136,163,078
Purchased Options and Warrants	439,925	6,174,606	-	6,614,531
Total Investments	$439,925	$142,337,684	$-	$142,777,609

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Other Financial Instruments
Written Options	$(45,675)	$-	$-	$(45,675)
Forward Currency Contracts *	-	1,503,887	-	1,503,887
Future Contracts *	1,241,439	-	-	1,241,439
Interest Rate Swaps *	-	72,897	-	72,897
Inflation Swaps *	-	-	-	-
Total Return Swaps *	-	195,126	-	195,126
Total Other Financial Instruments	$1,195,764	$1,771,910	$-	$2,967,674

* Forward Currency Contracts, Total Return Swaps, Interest Rate Swaps, Inflation Swaps, and Future Contracts are valued at the unrealized appreciation (depreciation) of the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By /s/ Christopher E. Kashmerick
 Christopher E. Kashmerick, President and Principal Executive Officer

Date         11/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Russell B. Simon
  Russell B. Simon, Treasurer and Principal Financial Officer

Date        11/29/2018